Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
4.
Fair Value Measurements

Fair value is the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. In determining fair value, the Plan utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable inputs. The Plan utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Based on the examination of the inputs used in the valuation techniques, the Plan is required to provide the following information according to the fair value hierarchy. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.

Level 2: Inputs to the valuation methodology include:

•
Quoted prices for similar assets or liabilities in active markets;
•
Quoted prices for identical or similar assets or liabilities in inactive markets;
•
Inputs other than quoted prices that are observable for the asset or liability; and
•
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. See the description within “Note 2 – Summary of Significant Accounting Policies,” as to the investment valuation methodology for each class of assets noted in the table below.

Investments Measured at Net Asset Value (NAV)

In accordance with ASC Topic 820, Fair Value Measurement, investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy tables below. The fair value amounts are included in the table below in order to reconcile to the amounts presented in the Statement of Net Assets Available for Benefits. As of December 31, 2025 and 2024, these investments include the Harbor Capital Appreciation CIT Class 5 fund, and as of December 31, 2024, these investments also include the Fidelity Freedom Index Commingled Pools Class T.

The following table shows the Plan's investment assets at fair value on a recurring basis, as of December 31, 2025:

		Fair Value Measurements at Reporting Date Using:
		Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description	Total
Investments
Mutual funds	$462,699,925	$462,699,925	$-	$-
Worthington Steel common shares	16,381,756	16,381,756	-	-
Total assets in the fair value hierarchy	479,081,681	479,081,681	-	-
Common collective trust funds measured at NAV	75,069,749	-	-	-
Total investments at fair value	$554,151,430	$479,081,681	$-	$-

The following table shows the Plan's investment assets at fair value on a recurring basis, as of December 31, 2024:

		Fair Value Measurements at Reporting Date Using:
		Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description	Total
Investments
Mutual funds	$190,968,978	$190,968,978	$-	$-
Worthington Steel common shares	15,402,920	15,402,920	-	-
Other common shares	11,926,162	11,926,162	-	-
Total assets in the fair value hierarchy	218,298,060	218,298,060	-	-
Common collective trust funds measured at NAV	271,042,902	-	-	-
Total investments at fair value	$489,340,962	$218,298,060	$-	$-